Note 7 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 P and C Segment [Member] CNY	Dec. 31, 2010 P and C Segment [Member] CNY	Dec. 31, 2013 Life Segment [Member] CNY	Dec. 31, 2010 Life Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2010 Claims Adjusting Segment [Member] CNY
Note 7 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses [Line Items]
Goodwill, gross		1,079,258			1,024,281		16,900		38,077
Accumulated impairment loss		(1,000,705)			(962,628)				(38,077)
Goodwill, net as of December 31, 2012 and 2013	$ 12,976	78,553	78,553	1,154,373	61,653	983,007	16,900	16,900		38,077